SEMIANNUAL REPORT

OCTOBER 31, 2002

THE AAL U.S. GOVERNMENT ZERO
COUPON TARGET FUND SERIES 2006

[THE AAL MUTUAL FUNDS LOGO HERE]

DEAR AAL MUTUAL FUND
SHAREHOLDER:

[PICTURE OMITTED HERE]

We are pleased to provide you with the semiannual report for The AAL Mutual Funds for the six-month period ended October 31, 2002. In this report you will find detailed information about The AAL Mutual Funds, as well as a discussion piece on each Fund from the portfolio manager.

The markets were volatile and challenging over the six-month period as a weak economic recovery, accounting mishaps and global concerns weighed heavily on stock returns. Bonds, in general, benefited from historically low interest rates and high investor interest in the relative safety of fixed-income. The past three years, with the abrupt shift from bull to bear market, have made for a difficult journey for many investors. With today's market volatility, we believe adhering to the classic tenets of investing is more and more imperative. It has become virtually impossible to outsmart or time the markets. Stocks performed wonderfully in the 1990's but have stumbled in recent years. Bonds brought up the rear in the 1990's but are now showing the value of good diversification. The tried and true strategies of asset allocation, portfolio balance and focus on longer term performance have never been more powerful. Such strategies offer a measure of protection in a variety of economic and market climates. Please don't hesitate to contact your Thrivent Financial associate if you have any questions.

Tremendous progress has taken place in bringing Aid Association for Lutherans and Lutheran Brotherhood together into Thrivent Financial for Lutherans. We are maximizing Thrivent Investment Management's investment capabilities, with our top money managers responsible for more assets, larger and more specialized security research efforts, and greater economies of scale that should benefit our membership. In addition, the former Lutheran Brotherhood introduces exciting capabilities in more aggressive fixed-income and growth equity investments that provide excellent complement to the former AAL asset management styles.

In the past year, there is no doubt that investor confidence in the financial markets and accounting profession has been shaken. Trust is a precious asset in investing. Trust in the markets. Trust in the U.S. economy. Trust in financial integrity. And, trust in your financial services provider. We value your trust and look forward to continuing to serve your needs as we grow together. Thank you for turning to us for your financial solutions.

/s/ Pamela J. Moret

Pamela J. Moret
President
The AAL Mutual Funds

THE AAL U.S. GOVERNMENT ZERO COUPON
TARGET FUND, SERIES 2006

[PICTURE OMITTED HERE]

The last six months was a very good period for the Fund. Five-year U.S. Treasury yields declined from 4.41% on April 30, 2002 to 2.73% by October 31, 2002. This significant decline in rates resulted in a total return for the Fund of 9.15%. A zero coupon security will do better than coupon-paying securities of the same maturity when rates are falling. Conversely, when rates are rising, zero coupon securities will provide returns lower than securities that make scheduled interest payments.

/s/ Alan D. Onstad

Alan D. Onstad
Portfolio Manager

                               $10,000 INVESTMENT
                                 INCLUDING 4.75%
                                  SALES CHARGE
                               [INSERT CHART HERE]

                The AAL Zero Coupon       Lehman Aggregate          Consumer
              Target Fund Series 2006        Bond Index*          Price Index**
10/31/92               9525                    10000                 10000
11/30/92               9550                    10002                 10014
12/31/92              10206                    10161                 10007
01/31/93              10478                    10356                 10056
02/28/93              11038                    10537                 10092
03/31/93              10942                    10581                 10127
04/30/93              10959                    10655                 10155
05/31/93              10933                    10669                 10169
06/30/93              11440                    10862                 10183
07/31/93              11819                    10923                 10183
08/31/93              12249                    11115                 10212
09/30/93              12399                    11145                 10233
10/31/93              12399                    11187                 10275
11/30/93              11766                    11092                 10282
12/31/93              12436                    11152                 10282
01/31/94              12773                    11303                 10310
02/28/94              11911                    11106                 10346
03/31/94              11118                    10832                 10381
04/30/94              10860                    10746                 10395
05/31/94              10791                    10744                 10402
06/30/94              10543                    10721                 10437
07/31/94              10890                    10934                 10465
08/31/94              10741                    10947                 10508
09/30/94              10226                    10786                 10536
10/31/94              10078                    10776                 10543
11/30/94              10107                    10752                 10557
12/31/94              10305                    10827                 10557
01/31/95              10539                    11041                 10599
02/28/95              10914                    11304                 10642
03/31/95              10924                    11373                 10677
04/30/95              11086                    11532                 10712
05/31/95              12080                    11978                 10733
06/30/95              12182                    12066                 10755
07/31/95              11857                    12039                 10755
08/31/95              12070                    12184                 10783
09/30/95              12253                    12303                 10804
10/31/95              12547                    12463                 10839
11/30/95              12872                    12649                 10832
12/31/95              13658                    12827                 10825
01/31/96              13583                    12912                 10889
02/28/96              12781                    12688                 10924
03/31/96              12460                    12599                 10980
04/30/96              12128                    12529                 11023
05/31/96              11946                    12503                 11044
06/30/96              12160                    12671                 11051
07/31/96              12074                    12706                 11072
08/31/96              11849                    12685                 11093
09/30/96              12138                    12905                 11128
10/31/96              12599                    13191                 11164
11/30/96              12973                    13417                 11185
12/31/96              13630                    13293                 11185
01/31/97              13477                    13333                 11220
02/28/97              13382                    13366                 11255
03/31/97              12970                    13218                 11284
04/30/97              13229                    13416                 11298
05/31/97              13288                    13543                 11291
06/30/97              13430                    13704                 11305
07/31/97              14112                    14073                 11319
08/31/97              13653                    13953                 11340
09/30/97              13936                    14159                 11368
10/31/97              14277                    14364                 11396
11/30/97              14277                    14431                 11389
12/31/97              15126                    14576                 11375
01/31/98              15401                    14763                 11396
02/28/98              15226                    14752                 11417
03/31/98              15151                    14803                 11439
04/30/98              15114                    14880                 11460
05/31/98              15326                    15021                 11481
06/30/98              15463                    15148                 11495
07/31/98              15363                    15180                 11509
08/31/98              15961                    15427                 11523
09/30/98              16721                    15789                 11537
10/31/98              16634                    15705                 11566
11/30/98              16397                    15794                 11566
12/31/98              17173                    15842                 11559
01/31/99              17107                    15955                 11587
02/28/99              16320                    15676                 11601
03/31/99              16281                    15763                 11636
04/30/99              16255                    15813                 11721
05/31/99              15756                    15675                 11721
06/30/99              15546                    15625                 11721
07/31/99              15363                    15558                 11756
08/31/99              15231                    15550                 11784
09/30/99              15310                    15731                 11841
10/31/99              15231                    15789                 11862
11/30/99              15087                    15788                 11869
12/31/99              15854                    15712                 11869
01/31/00              15684                    15660                 11897
02/28/00              15741                    15850                 11968
03/31/00              16080                    16058                 12066
04/30/00              15967                    16013                 12073
05/31/00              15939                    16005                 12080
06/30/00              16335                    16338                 12151
07/31/00              16307                    16486                 12172
08/31/00              16505                    16725                 12186
09/30/00              16618                    16831                 12250
10/31/00              16604                    16942                 12271
11/30/00              16972                    17219                 12278
12/31/00              18105                    17538                 12271
01/31/01              18224                    17825                 12348
02/28/01              18402                    17981                 12398
03/31/01              18521                    18071                 12426
04/30/01              18149                    17996                 12475
05/31/01              17986                    18104                 12532
06/30/01              17977                    18173                 12553
07/31/01              18395                    18579                 12518
08/31/01              18499                    18792                 12518
09/30/01              18961                    19011                 12574
10/31/01              19214                    19409                 12532
11/30/01              18722                    19141                 12511
12/31/01              19948                    19019                 12461
01/31/02              19899                    19173                 12489
02/28/02              20062                    19359                 12539
03/31/02              19460                    19037                 12609
04/30/02              19802                    19406                 12670
05/31/02              19932                    19571                 12670
06/28/02              20160                    19741                 12677
07/31/02              20636                    19979                 12691
08/30/02              20850                    20316                 12733
09/30/02              21342                    20645                 12754
10/31/02              21112                    20550                 12786

                         AVERAGE ANNUAL TOTAL RETURNS***
                         (RETURNS REFLECT SALES CHARGE)

     For the Period Ended October 31, 2002   Year-To-Date    1-Year    5-Year   10-Year
------------------------------------------- -------------- ---------- -------- ---------
The AAL U.S. Government Zero Coupon             5.42%        3.30%     7.59%     8.26%
Target Fund, Series 2006
------------------------------------------- -------------- ---------- -------- ---------

______________________
*    An unmanaged index that encompasses five major classes of U.S. fixed-income securities: U.S. Treasury and Government Agency securities,  corporate debt
     obligations,   mortgage-backed  securities,   asset-backed  securities  and
     commercial  mortgage  backed  securities.  It is  not  possible  to  invest directly in the Index.
**   The Consumer  Price Index is an  inflationary  indicator  that measures the change in the cost of a fixed  basket of products and  services,  including housing, electricity, food and transportation.
***  Past performance is not an indication of future results.  Investment return and principal value will fluctuate, and shares, when redeemed, may be worth more or less than their original costs.

SCHEDULE OF INVESTMENTS
AS OF OCTOBER 31, 2002

Investment Objective
The Fund seeks high, relatively predictable investment returns from U.S. government securities over selected periods of time, assuming investors reinvest the dividends and capital gains distributed by the Fund.

The AAL U.S. Government Zero Coupon Target Fund Series 2006

Principal
Amount         Long-Term Fixed Income (100%)           Yield to Maturity    Maturity Date         Market Value

               U.S. Government Securities
$1,883,000     U.S. Government Zero Coupon Bonds              2.530%          11/15/2006            $1,701,176
                                       -----------------------------------------------------------------------
                                          Total Long-Term Fixed Income
                                          (Cost $1,370,808)                                          1,701,176
                                          --------------------------------------------------------------------
                                          Total Investments
                                          (Cost $1,370,808)                                         $1,701,176
                                          --------------------------------------------------------------------

 The accompanying notes to the financial statements are an integral part of this schedule.

                                                  STATEMENT OF ASSETS AND LIABILITIES
                                                        AS OF OCTOBER 31, 2002

                           The AAL U.S. Government Zero Coupon Target Fund, Series 2006

      -------------------------------------------------------------------------------------------------------
      Assets:
      Investments at cost                                                                    $1,370,808
      Investments at value                                                                    1,701,176

      Cash                                                                                        8,070
      Prepaid expenses                                                                            2,501
      ------------------------------------------------------------------------------ ------------------------
          Total Assets                                                                        1,711,747
      ============================================================================== ========================

      Liabilities:
      Income distributions payable                                                               74,791
      Accrued expenses                                                                              526
      Payable for fund shares redeemed                                                           13,275
      ------------------------------------------------------------------------------ ------------------------
          Total Liabilities                                                                      88,592
      ============================================================================== ========================

      Net Assets:
      Trust Capital (beneficial interest)                                                     1,284,201
      Accumulated undistributed net investment income                                               805
      Accumulated undistributed net realized gain on investments                                  7,781
      Net unrealized appreciation on investments                                                330,368
      ------------------------------------------------------------------------------ ------------------------
          Total Net Assets                                                                    1,623,155
      ============================================================================== ========================

      Total Liabilities & Capital                                                            $1,711,747
      ============================================================================== ========================

      Net Assets                                                                             $1,623,155
      Shares of beneficial interest outstanding                                                 126,229
      Net asset value per share                                                                 $12.86
      Maximum public offering price                                                             $13.50

 The accompanying notes to the financial statements are an integral part of this statement.

                           STATEMENT OF OPERATIONS
                           AS OF OCTOBER 31, 2002

          The AAL U.S. Government Zero Coupon Target Fund, Series 2006
      --------------------------------------------------------------------------
       Investment Income
       Taxable interest                                                 $53,945
      ------------------------------------------------------------- ------------
            Total Investment Income                                      53,945
      ============================================================= ============

      Expenses
      Administrative service and pricing fees                               504
      Audit and legal fees                                                6,368
      Custody fees                                                          312
      Printing and postage expense                                          202
      SEC and state registration expense                                  3,537
      Transfer agent fees                                                 1,003
      Trustees fees and expenses                                             74
      Other expenses                                                         24
      ------------------------------------------------------------- ------------

           Total Expenses Before Reimbursement                           12,024
      ============================================================= ============

           Less reimbursement from Adviser                               (3,882)
      ============================================================= ============

           Total Net Expenses                                             8,142
      ============================================================= ============

      Net Investment Income                                              45,803
      ============================================================= ============

      Realized and Unrealized Gains (Losses) on Investments
      Net realized gains on investments                                   7,311
      Change in net unrealized appreciation on investments               95,179
      ------------------------------------------------------------- ------------
         Net Realized and Unrealized Gains (Losses) on Investments      102,490
      ============================================================= ============

      Net Increase in Net Assets From Operations                       $148,293
      ============================================================= ============

 The accompanying notes to the financial statements are an integral part of this statement.

                       STATEMENT OF CHANGES IN NET ASSETS
                             AS OF OCTOBER 31, 2002

          The AAL U.S. Government Zero Coupon Target Fund, Series 2006

-------------------------------------------------------------------------------------
                                                     Period Ended       Year Ended
                                                      10/31/2002         4/30/2002
--------------------------------------------------- ----------------- ---------------
Operations
---------------------------------------------------
Net investment income                                     $45,803            $92,624
---------------------------------------------------
Net realized gains on investments                           7,311             24,022
---------------------------------------------------
Change in net unrealized appreciation/depreciation
---------------------------------------------------
on investments                                             95,179            (15,373)
--------------------------------------------------- ----------------- ---------------
Net Increase in Net Assets Resulting
from Operations                                           148,293            101,273
=================================================== ================= ===============
Distributions to Shareholders
---------------------------------------------------
From net investment income                                (45,803)           (92,624)
---------------------------------------------------
From net realized gains                                   (14,183)           (15,541)
--------------------------------------------------- ----------------- ---------------
Total Distributions to Shareholders                       (59,986)          (108,165)
=================================================== ================= ===============
Trust Share Transactions
---------------------------------------------------
Income dividends reinvested                                   ---             91,650
---------------------------------------------------
Capital gains distributions reinvested                     14,071             15,418
---------------------------------------------------
Redemption of trust shares                                (44,256)          (147,316)
--------------------------------------------------- ----------------- ---------------
Net Increase (Decrease) in Trust Capital                  (30,185)           (40,248)
=================================================== ================= ===============
Net Increase (Decrease) in Net Assets                      58,122            (47,140)
=================================================== ================= ===============
Net Assets Beginning of Period                          1,565,033          1,612,173
=================================================== ================= ===============
Net Assets End of Period                                1,623,155          1,565,033
=================================================== ================= ===============
Accumulated Undistributed Net Investment Income              $805               $805
=================================================== ================= ===============

 The accompanying notes to the financial statements are an integral part of this statement.

NOTES TO FINANCIAL STATEMENTS
AS OF OCTOBER 31, 2002

A: Organization
The AAL Mutual Funds (the "Trust") was organized as a Massachusetts Business Trust on March 31, 1987 and is registered as an open-end management investment company under the Investment Company Act of 1940. The Trust commenced operations on July 16, 1987, and currently consists of thirteen equity Funds, six fixed-income Funds and a money market Fund. The 20 AAL Mutual Funds are collectively referred to as the "Funds."

On November 14 ,1990, The AAL U.S. Government Zero Coupon Target Fund, Series 2006 (the "Fund"), commenced operations. Effective June 1, 1993, the Board of Trustees of The AAL Mutual Funds closed the Fund to new shareholders and the additional purchases of shares by existing shareholders.

B: Significant Accounting Policies
The principal accounting policies of the Fund discussed in this report are:

Valuation-Securities traded on national securities exchanges are valued at the last reported sales prices. All other securities are valued at the latest bid quotation if such quotations are readily available. Otherwise, such securities are valued at a fair value as determined in good faith by the Adviser under supervision of the Board of Trustees.

Federal Income Taxes-The Fund intends to comply with the requirements of the Internal Revenue Code which are applicable to regulated investment companies and to distribute substantially all of its taxable income to its shareholders. The Fund accordingly anticipates paying no Federal income taxes and no Federal income tax provision was required.

Distribution to Shareholders-Net investment income is distributed to each shareholder as a dividend. Dividends from the Fund are declared daily and distributed annually. Net realized gains from securities transactions, if any, are distributed at least annually in the calendar year.

Other-For financial statement purposes, investment security transactions are accounted for on the trade date. Interest income is recognized on an accrual basis. Bond discount is amortized over the life of the respective bonds on the interest method. Realized gains or losses on sales are determined on a specific cost identification basis. Generally accepted accounting principles require permanent financial reporting and tax differences be reclassified to trust capital.

Use of Estimates-The preparation of financial statements in conformity with generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from these estimates.

C: Investment Advisory Management Fees and
Transactions with Related Parties
The Trust has entered into an Investment Advisory Agreement with Thrivent Investment Management Inc. (the "Adviser") under which the Fund pays a fee for investment advisory services. The annual rate of fees under the Investment Advisory Agreement are calculated at 0.50 of 1% of the average daily net assets of the Fund. Payments under the Investment Advisory Agreement were discontinued effective July 1, 1993. For the period May 1, 1995 through October 31, 1995, the Adviser entered into a sub-advisory agreement with Duff & Phelps Investment Management Co. (the "Sub-Adviser"). The sub-advisory fee, which was paid by the Adviser, was equal to 0.10 of 1% of the average daily net assets for the Fund. Effective November 1, 1995, the sub-advisory agreement was terminated.

The Trust has adopted a distribution plan (the "Plan") pursuant to Rule 12b-1 under the Investment Company Act of 1940. The Plan authorizes the Trust to use a portion of its assets to finance certain sales activities relating to the distribution of shares to investors. Payments under the Plan are equal to a maximum of 0.10 of 1% of average daily net assets. Payments under the Plan were discontinued effective July 1, 1993.

Each Trustee who is not affiliated with Thrivent Financial for Lutherans or the Adviser receives an annual fee from the Fund for services as a Trustee and is eligible to participate in a deferred compensation plan with respect to these fees. Each participant's deferred compensation account will increase or decrease as if it were invested in shares of the Fund.

Trustees not participating in the above plan received $188 in fees for the six months ended October 31, 2002, from the Fund. No remuneration has been paid by the Trust to any of the officers or affiliated Trustees of the Trust. In addition, the Trust reimbursed unaffiliated Trustees for reasonable expenses incurred in relation to attendance at the meetings.

The Fund is charged for those expenses that are directly attributable to it, such as advisory, custodian and certain shareholder service fees, while other expenses that cannot be directly attributable to the Fund are allocated among The AAL Mutual Funds in proportion to the net assets, number of shareholder accounts, or other reasonable basis of the respective Fund.

The Adviser has voluntarily reimbursed the Fund for all expenses in excess of 1% of average daily net assets since inception.

Thrivent Financial for Lutherans is the ultimate parent company for Thrivent Investment Management Inc.

D. Security Transactions
During the six months ended October 31, 2002, and the year ended April 30, 2002, there were $0 in purchases and $43,876 and $179,052 in sales, respectively. All purchases and sales were in U.S. Government obligations.

E. Federal Income Tax Information
The cost basis of the investments is substantially the same for financial reporting purposes and Federal income tax purposes.

The net unrealized appreciation on investments at October 31, 2002 and April 30, 2002, consisted of $330,368 and $235,189, respectively. There was no depreciation on investments as of October 31, 2002 or April 30, 2002.

During the six months ended October, 31, 2002, and the year ended April 30, 2002, The AAL U.S. Government Zero Coupon Target Fund Series 2006 distributed $45,803 and $92,624 from ordinary income, and $14,183 and $15,541 from long-term capital gains, respectively.

At April 30, 2002, undistributed ordinary income and long-term capital gains for tax purposes were $3,372 and $14,183, respectively.

F. Trust Transactions
Transactions in trust shares for the six months ended October 31, 2002, and year ended April 30, 2002 were as follows:

                                                   10/31/2002       4/30/2002
                                                   ----------       ---------
Income dividends reinvested                              ---          7,473
Capital gains reinvested                               1,146          1,270
Shares redeemed                                       (3,477)       (12,088)
                                                      -------       --------
Net Increase (Decrease) of Trust Shares               (2,331)        (3,345)

                                                          FINANCIAL HIGHLIGHTS
                                                        PER SHARE INFORMATION (C)

                                                      Period       Year Ended    Year Ended    Year Ended   Year Ended    Year Ended
                                                       Ended
                                                    10/31/2002     4/30/2002     4/30/2001     4/30/2000     4/30/1999    4/30/1998
-------------------------------------------------- -------------- ------------- ------------- ------------- ------------ -------------

Net asset value: Beginning of Period                   $12.17         $12.22        $11.27        $12.39        $12.13       $11.24

Income from Investment Operations
Net investment income                                    0.36           0.71          0.72          0.72          0.71         0.70
Net realized and unrealized gain (loss) on
Investments                                              0.80           0.07          1.00         (1.02)         0.36         1.00
-------------------------------------------------- -------------- ------------- ------------- ------------- ------------ -------------
Total from Investment Operations                         1.16           0.78          1.72         (0.30)         1.07         1.70
================================================== ============== ============= ============= ============= ============ =============

Distributions from:
Net investment income                                   (0.36)         (0.71)        (0.72)        (0.72)        (0.71)       (0.70)
Net realized capital gains                              (0.11)         (0.12)        (0.05)        (0.10)        (0.10)       (0.11)
-------------------------------------------------- -------------- ------------- ------------- ------------- ------------ -------------
Total Distributions                                     (0.47)         (0.83)        (0.77)        (0.82)        (0.81)       (0.81)
================================================== ============== ============= ============= ============= ============ =============

Net increase (decrease) in net asset value               0.69          (0.05)         0.95         (1.12)         0.26         0.89
Net asset value: End of Period                         $12.86         $12.17        $12.22        $11.27        $12.39       $12.13
================================================== ============== ============= ============= ============= ============ =============

Total return (b)                                          9.15%         6.53%        15.28%       (2.29)%         8.69%       15.30%
Net assets: end of period (in thousands)                  $1,623       $1,565        $1,612        $1,467        $1,575       $1,616
Ratio of expenses to average net assets (a)               1.00%         1.00%         0.99%         0.98%         0.97%        0.82%
Ratio of net investment income to average net
assets (a)                                               5.63%          5.80%         6.02%         6.21%         5.51%        6.03%
Portfolio turnover rate                                  0.00%          0.00%         0.00%         0.00%         0.00%        0.00%
If the Fund had paid all its expenses without the advisors voluntary expense reimbursement, the ratios would have been as follows:
Ratio of expenses to average net assets (a)              1.48%          1.27%         1.07%         0.98%         0.97%        0.90%
Ratio of net investment income to average net
assets (a)                                               5.15%          5.53%         5.95%         6.21%         5.51%        5.96%

----------------------
(a)  Calculated on an annualized basis.
(b)  Total return  calculations  are based on the net amount  invested since the beginning  of the Fund's  fiscal year (May 1 or  inception)  and assume the reinvestment of all distributions.
(c)  For a beneficial share outstanding the entire period.

 The accompanying notes to the financial statements are an integral part of this statement.

Directors and Officers of
THE AAL MUTUAL FUNDS

Board of Directors and Executive Officers
The management of The AAL Mutual Funds is under the supervision of the Board of Trustees. The Trustees and Executive Officers of the Funds and their principal occupations during the past five years are described below. Unless otherwise specified, the business address of all Trustees and Officers is 625 Fourth Avenue South, Minneapolis, MN 55415. The number of portfolios in the fund complex is 34 for each and every director and officer that oversees the Fund. This number includes the 20 Funds of The AAL Mutual Funds, one of four registered investment companies that are part of the fund complex.

-------------------------------- ------------------- --------------------------------------------- ------------------------------------------
       Name, Address and         Position and Year
         Date of Birth               Term Began      Principal Occupation(s) During Past 5 Years     Other Directorships Held by Director
-------------------------------- ------------------- --------------------------------------------- ------------------------------------------
John O. Gilbert*                      Chairman       Chairman, AAL/LB, President and CEO, AAL      Chairman of LOMA Board, ACLI Board, Fox
DOB 8/30/42                             1999                                                       Cities Performing Arts Center Board
-------------------------------- ------------------- --------------------------------------------- ------------------------------------------
Lawrence W. Stranghoener*             Trustee        Executive Vice President and CFO, AAL/LB,     St. Paul Chamber Orchestra Board
DOB 5/1/54                              2002         Executive Vice President and CFO,
                                                     techies.com, Vice President and CFO,
                                                     Honeywell Inc.
-------------------------------- ------------------- --------------------------------------------- ------------------------------------------
Richard L. Gady                       Trustee        Vice President, Public Affairs and Chief      International Agricultural Marketing
DOB 2/28/43                             1987         Economist, Conagra, Inc. (agribusiness)       Association Board
21761 Holman Pt. Drive
Nisswa, MN  56468
-------------------------------- ------------------- --------------------------------------------- ------------------------------------------
F. Gregory Campbell                   Trustee        President, Carthage College                   ELCA University and College Employees'
DOB 12/16/39                            1992                                                       Health Benefit Board, ELCA Risk
2001 Alford Park Drive                                                                             Management Board, Johnson Family Mutual
Kenosha, WI 53140                                                                                  Funds Board, Kenosha Area Business
                                                                                                   Alliance Board, Kenosha Hospital and
                                                                                                   Medical Center Board, Prairie School
                                                                                                   Board, United Health Systems Board
-------------------------------- ------------------- --------------------------------------------- ------------------------------------------
Edward W. Smeds                       Trustee        Retired; President of Customer Service and    Chairman of Carthage College Board
DOB 2/15/36                             1999         Operations, Kraft Foods (food and
6814 Pelican Bay Blvd.                               agriculture)
Naples, FL  34108
-------------------------------- ------------------- --------------------------------------------- ------------------------------------------
Lawrence M. Woods                     Trustee        Retired; Executive Vice President and         Gottsche Rehabilitation Center Board
DOB 4/14/32                             1987         Director, Mobil Oil Corporation
524 Sunset Drive
Worland, WY 82401
-------------------------------- ------------------- --------------------------------------------- ------------------------------------------
Pamela J. Moret                      President       Senior Vice President, Marketing and
DOB 2/4/56                              2002         Products, Thrivent Financial for Lutherans
                                                     since 2002;Senior Vice President, Products,
                                                     American Express Financial Advisors from
                                                     2000 to 2001; Vice President, Variable
                                                     Assets, American Express Financial Advisors
                                                     from 1996 to 2000
-------------------------------- ------------------- --------------------------------------------- ------------------------------------------
James H. Abitz                     Vice President    Senior Vice President, Head of Investments,
DOB 5/27/45                             1999         AAL/LB; Senior Vice President, AAL Capital
                                                     Management Corporation
-------------------------------- ------------------- --------------------------------------------- ------------------------------------------
Charles D. Gariboldi                 Treasurer       Head of Investment Accounting, AAL/LB; Vice
DOB  12/31/59                           1999         President AAL Capital Management Corporation
-------------------------------- ------------------- --------------------------------------------- ------------------------------------------
Brett L. Agnew                       Secretary       Attorney, AAL/LB; Assistant Secretary, AAL
DOB 2/4/71                              2001         Capital Management Corporation
4321 N. Ballard Rd.
Appleton, WI  54919-0001

This report is submitted for the information of shareholders of The AAL Mutual Funds. It is not authorized for distribution to prospective investors unless preceded or accompanied by the current prospectus for The AAL Mutual Funds, which contains more complete information about the Funds, including investment policies, charges and expenses.

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